Note 20. Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
20.	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (IN THOUSANDS EXCEPT PER SHARE DATA)

	Three Months Ended
	March 2011	June 2011	September 2011	December 2011
Total interest income	$3,550	$3,599	$3,683	$3,739
Total interest expense	985	979	942	906
Net interest income	2,565	2,620	2,741	2,833
Provision for loan losses	--	--	--	--
Net interest income after provision for loans losses	2,565	2,620	2,741	2,833
Total noninterest income	353	387	653	377
Total noninterest expense	2,301	2,255	2,233	2,260
Income before income taxes	617	752	1,161	950
Income taxes	49	122	245	189
Net income	$568	$630	$916	$761
Per share data:
Net earnings	$0.92	$1.02	$1.49	$1.24
Weighted average shares outstanding	615,897	615,712	614,827	613,804

	Three Months Ended
	March 2010	June 2010	September 2010	December 2010
Total interest income	$3,721	$3,766	$3,726	$3,698
Total interest expense	994	1,008	1,034	1,032
Net interest income	2,727	2,758	2,692	2,666
Provision for loan losses	--	155	60	--
Net interest income after provision for loans losses	2,727	2,603	2,632	2,666
Total noninterest income	629	423	455	537
Total noninterest expense	2,249	2,046	2,753	2,132
Income before income taxes	1,107	980	334	1,071
Income taxes (benefit)	165	164	(73)	257
Net income	$942	$816	$407	$814
Per share data:
Net earnings	$1.53	$1.32	$0.66	$1.32
Weighted average shares outstanding	616,706	616,706	616,706	616,551